Other Assets (Details) - Schedule of other assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other assets [Abstract]
Software and development			$ 128,005
Operating Lease ROU Assets		$ 49,856	171,141
Other	136,163	190,367	83,920
Total	$ 136,163	$ 240,223	$ 383,066